Note 9 - Deferred Income	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deferred Revenue Disclosure [Text Block]
9.	Deferred Income

The amounts shown in the accompanying consolidated balance sheets amounting to
$5,423,533
and
$4,856,122
represent cash related to time and bareboat charter revenues received in advance as of
December

31,
2015
and as of
December

31,
2016,
respectively.